Investment and Return - Schedule of Cash Resources and Other Financial Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash at bank and in hand	[1]	€ 2,764	€ 2,457
Short-term deposits	[1],[2]	2,764	1,693
Other cash equivalents	[1]	20	35
Cash at bank and in hand	[1]	2,764	2,457
Short-term deposits	[1],[2]	2,764	1,693
Other cash equivalents	[1]	20	35
Cash and cash equivalents	[1]	5,548	4,185
Other current financial assets
Financial assets at amortised cost	[1],[3]	468	578
Financial assets at fair value through other comprehensive income	[1],[4]	9
Current financial assets at fair value through profit or loss:
Other current financial assets	[1]	808	907
Current financial assets	[1]	6,356	5,092
Other non-current financial assets
Financial assets at amortised cost	[1],[3]	138	220
Financial assets at fair value through other comprehensive income	[1],[4]	361	266
Non-current financial assets at fair value through profit or loss:
Other non-current financial assets	[1]	876	874
Non-current financial assets	[1]	876	874
Other financial assets
Financial assets at amortised cost	[1],[3]	606	798
Financial assets at fair value through other comprehensive income	[1],[4]	370	266
Financial assets at fair value through profit or loss:
Other financial assets	[1]	1,684	1,781
Total	[1]	7,232	5,966
Derivatives [member]
Current financial assets at fair value through profit or loss:
Current financial assets at fair value through profit or loss	[1]	59	20
Non-current financial assets at fair value through profit or loss:
Non-current financial assets at fair value through profit or loss	[1]	21	114
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	[1]	80	134
Other [member]
Current financial assets at fair value through profit or loss:
Current financial assets at fair value through profit or loss	[1],[5]	272	309
Non-current financial assets at fair value through profit or loss:
Non-current financial assets at fair value through profit or loss	[1],[5]	356	274
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	[1],[5]	€ 628	€ 583

[1]	For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[2]	Short-term deposits typically have maturity of up to 3 months.
[3]	Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €101 million (2019 €136 million) and investments in bonds of Nil (2019: €56 million).
[4]	Included within non-current financial assets at fair value through other comprehensive income are equity investments of €356 million (2019: €244 million). These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. The fair value movement in 2020 of these equity investments was €78 million (2019: €31 million).
[5]	Current Other Financial assets at fair value through profit or loss include A- or higher rated money and capital market instruments. Included within non current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €44 million (2019: €54 million), option over non controlling interest in a subsidiary in Hong Kong of €51 million (2019: NIL) and investments in a number of companies and financial institutions in North America, North Asia, South Asia and Europe.